MAINSTAY VP FUNDS TRUST

MainStay VP Cash Management Portfolio

Supplement dated May 1, 2016 (“Supplement”) to the
Summary Prospectus and Prospectus dated May 1, 2016

Important Notice Regarding Changes to the Name, Investment Objective and Principal Investment Strategies of the

MainStay VP Cash Management Portfolio

At a meeting held on March 22-23, 2016, the Board of Trustees of MainStay VP Funds Trust (the “Board”) approved certain changes regarding the MainStay VP Cash Management Portfolio (the “Portfolio”).

Effective August 26, 2016, the following changes will take place:

1.	The name of the Portfolio is changed to “MainStay VP U.S. Government Money Market Portfolio”.

2.	The Principal Investment Strategies section of the Summary Prospectus and Prospectus with respect to the MainStay VP U.S. Government Money Market Portfolio is revised by inserting the following as the first paragraph:

The Portfolio invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in “government securities” and/or repurchase agreements that are collateralized by government securities. Government securities, as defined under the Investment Company Act of 1940 and interpreted, include securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities.

3.	The Past Performance section of the Summary Prospectus and Prospectus with respect to the MainStay VP U.S. Government Money Market Portfolio is revised to include the following paragraph:

Effective August 26, 2016, the Portfolio began to implement changes to its principal investment strategies to qualify as a “government money market fund” under Rule 2a-7 of the 1940 Act on October 14, 2016. The performance in the bar chart and table for periods prior to August 26, 2016 reflects the performance of the Portfolio under its prior principal investment strategies and may not represent its current principal investment strategies.

Effective October 14, 2016, the Portfolio will commence operations as a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. Accordingly, effective October 14, 2016, the following changes will take place:

1.	The Principal Investment Strategies section of the Summary Prospectus and Prospectus with respect to the MainStay VP U.S. Government Money Market Portfolio is deleted and replaced with the following:

The Portfolio invests 99.5% or more of its total assets in cash, “government securities” and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash and/or government securities) so as to qualify as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”). Government securities, as defined under the 1940 Act and interpreted, include securities issued or guaranteed by the United States or certain “government agencies or instrumentalities. In addition, the Portfolio invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in “government securities” and/or repurchase agreements that are collateralized by government securities.

The Portfolio invests in short-term, high-quality, U.S. dollar-denominated government securities. The Portfolio may invest in variable rate notes, floaters, mortgage-related securities and other instruments that qualify as government securities. The Portfolio maintains a dollar-weighted average maturity of 60 days or less and maintains a dollar-weighted average life to maturity of 120 days or less. As a “government money market fund,” the Portfolio is permitted to use the amortized cost method of valuation to seek to maintain a $1.00 share price. In addition, as a “government money market fund,” the Board has determined that the Portfolio is not subject to liquidity fees and/or redemption gates on redemptions. The Board has reserved its ability to change this determination with respect to liquidity fees and/or redemption gates, but such change would become effective only after shareholders were provided with specific advance notice of the change.

The Portfolio will generally invest in government securities that mature in 397 days or less, substantially all of which will be held to maturity. However, the Portfolio may invest in securities with a face maturity of more than 397 days provided that the security is a variable or floating rate note that meets the applicable guidelines with respect to maturity. Additionally, securities collateralizing repurchase agreements may have maturities in excess of 397 days.

Investment Process: NYL Investors LLC, the Portfolio's Subadvisor, seeks to achieve the highest yield relative to minimizing risk while also maintaining liquidity and preserving principal. The Subadvisor works to add value by emphasizing specific securities that appear to be attractively priced based upon historical and current yield spread relationships.

The Subadvisor may sell a security prior to maturity if it no longer believes that the security will contribute to meeting the investment objective of the Portfolio or to meet redemptions.

2.	The Principal Risk section of the Summary Prospectus and Prospectus with respect to the MainStay VP U.S. Government Money Market Portfolio is revised as follows:

(i)	The Foreign Securities Risk is deleted.

(ii)	The Mortgage-Backed/Asset-Backed Securities Risk is deleted and replaced with the following:

Mortgage-Backed Securities Risk: Prepayment risk is associated with mortgage-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Portfolio's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to lengthen, increasing the potential for the Portfolio to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize these instruments may depend on the ability of the Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

(iii)	The Money Market Fund Regulatory Risk is deleted.

(iv)	The following risk is added:

Tax Diversification Risk: The Portfolio intends to operate as a “government money market fund” under Rule 2a-7. Additionally, the Portfolio intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Internal Revenue Code of 1986, as amended. To satisfy these diversification requirements, the value of the assets of the Portfolio invested in securities issued by the U.S. government must remain below specified thresholds. For these purposes, each U.S. government agency or instrumentality is treated as a separate issuer.

Operating as a government money market fund may make it difficult for the Portfolio to meet these diversification requirements. This difficulty may be exacerbated by the potential increase in demand for the types of securities in which the Portfolio invests as a result of changes to the rules that govern SEC-registered money market funds. A failure to satisfy the diversification requirements could have significant adverse tax consequences for variable annuity and variable life insurance contract owners who have allocated a portion of their contract values to the Portfolio.

3.	The last paragraph of the More About Investment Strategies and Risks – Investment Policies and Objectives section of the Prospectus is deleted and replaced with the following:

The MainStay VP U.S. Government Money Market Portfolio has a policy to invest 99.5% or more of its total assets in cash, “government securities” and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash and/or government securities) so as to qualify as a “government money market fund” under Rule 2a-7 of the 1940 Act. Government securities, as defined under the 1940 Act and interpreted, include securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. As a “government money market fund,” the Portfolio is permitted to use the amortized cost method of valuation to seek to maintain a $1.00 share price. In addition, as a “government money market fund,” the Board has determined that the Portfolio is not subject to liquidity fees and/or redemption gates on redemptions. The Board has reserved its ability to change this determination with respect to liquidity fees and/or redemption gates, but such change would become effective only after shareholders were provided with specific advance notice of the change.

Unless otherwise stated, each Portfolio and Underlying Portfolio/Fund “looks through” its holdings in ETFs to the characteristics of the underlying securities held by the ETF in order to comply with any stated investment strategy, objective or policies. See “Exchange-Traded Funds” above. With respect to the MainStay VP U.S. Government Money Market Portfolio’s policy to invest 99.5% or more of the Portfolio’s total assets in cash, “government securities” and/or repurchase agreements that are “collateralized fully”, the Portfolio may, as appropriate, deem investments in other “government money market funds” under Rule 2a-7 as within its 99.5% policy for compliance purposes.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY VP FUNDS TRUST

MainStay VP Cash Management Portfolio

Supplement dated May 1, 2016 (“Supplement”) to the
Statement of Additional Information dated May 1, 2016

Important Notice Regarding Changes to the Name, Investment Objective and Principal Investment Strategies of the

MainStay VP Cash Management Portfolio

At a meeting held on March 22-23, 2016, the Board of Trustees of MainStay VP Funds Trust (the “Board”) approved certain changes regarding the MainStay VP Cash Management Portfolio (the “Portfolio”).

1.	Effective August 26, 2016, the name of the Portfolio is changed to “MainStay VP U.S. Government Money Market Portfolio”. Accordingly, effective August 26, 2016, the following changes will take place:

(i)	The chart in the section entitled “Non-Fundamental Policies Related to Portfolio Names” is revised to include the following:

MainStay VP U.S. Government Money Market Portfolio	To invest, under normal circumstances, at least 80% of its assets in “government securities” and/or repurchase agreements that are collateralized by government securities.

(ii)	The following is added as the last bullet in the section entitled “General Information:”

•	MainStay VP Cash Management Portfolio changed its name to MainStay VP U.S. Government Money Market Portfolio, effective August 26, 2016.

2.	Effective October 14, 2016, the Portfolio will commence operations as a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. Accordingly, effective October 14, 2016, the following changes will take place:

(i)	The following paragraph is added as an explanatory note following Fundamental Investment Restriction #7:

For the purposes of this fundamental investment policy, the MainStay VP U.S. Government Money Market Portfolio previously operated as a “prime” money market fund and could “concentrate” its investments in instruments issued by banks. Effective October 14, 2016, the MainStay VP U.S. Government Money Market Portfolio operates as a government money market fund and invests 99.5% or more of its total assets in cash, “government securities” and/or repurchase agreements that are “collateralized fully” by cash and/or government securities.

(ii)	The following non-fundamental investment restriction is added:

3.	The MainStay VP U.S. Government Money Market Portfolio invests 99.5% or more of its total assets in cash, “government securities” and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash and/or government securities) so as to qualify as a “government money market fund” under Rule 2a-7 of the 1940 Act.

(iii)	The second paragraph of the section entitled “Investment Practices, Instruments and Risks Common to the Portfolios and Underlying Portfolios/Funds – Commercial Paper” is deleted and replaced with the following:

In addition, unless otherwise stated in the Prospectus or this SAI, each Portfolio (except the VP Substitution Portfolios) may invest up to 5% of its total assets (0.5% of total assets for the MainStay VP U.S. Government Money Market Portfolio) in commercial paper if, when purchased, it is rated in the second highest ratings category by an NRSRO, or, if unrated, the Portfolio’s Manager or Subadvisor determines that the commercial paper is of comparable quality. See "Money Market Investments" for more information.

(iv)	The second sentence of the first paragraph of the section entitled “Investment Practices, Instruments and Risks Common to the Portfolios and Underlying Portfolios/Funds – Foreign Securities” is deleted.

(v)	The following is added to the section entitled “Investment Practices, Instruments and Risks Common to the Portfolios and Underlying Portfolios/Funds – Investment Companies”:

With respect to the MainStay VP U.S. Government Money Market Portfolio’s policy to invest 99.5% or more of the Portfolio’s total assets in cash, “government securities” and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash and/or government securities) so as to qualify as a “government money market fund” under Rule 2a-7 of the 1940 Act, the Portfolio may, as appropriate, deem investments in other “government money market funds” under Rule 2a-7 as within its 99.5% policy for compliance purposes.

(vi)	The section entitled “Investment Practices, Instruments and Risks Common to the Portfolios and Underlying Portfolios/Funds – Money Market Investments” is deleted and replaced with the following:

The MainStay VP U.S. Government Money Market Portfolio has adopted a policy to invest 99.5% or more of the Portfolio’s total assets in cash, “government securities” and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash and/or government securities) so as to qualify as a “government money market fund” under Rule 2a-7 of the 1940 Act. Government securities as defined under the 1940 Act and interpreted, include securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. See “U.S. Government Securities” discussion below for additional information on the characteristics and risks applicable to such securities.

All of the assets of the Portfolio generally will be invested in obligations that mature in 397 days or less and substantially all of these investments will be held to maturity; however, securities collateralizing repurchase agreements may have maturities in excess of 397 days.

The MainStay VP U.S. Government Money Market Portfolio will, to the extent feasible, make portfolio investments primarily in anticipation of, or in response to, changing economic and money market conditions and trends. The dollar-weighted average maturity of the Portfolio’s holdings may not exceed 60 days. The dollar-weighted average life to maturity of the Portfolio’s holdings may not exceed 120 days.

With respect to 0.5% of its total assets, the MainStay VP U.S. Government Money Market Portfolio may invest in investments other than (i) cash; (ii) “government securities”; and/or (iii) repurchase agreements that are collateralized by cash and/or government securities, provided that such investments also otherwise comply with the requirements of Rule 2a-7 under the 1940 Act.

The MainStay VP U.S. Government Money Market Portfolio may not acquire any illiquid security if, immediately after the acquisition, the Portfolio would have invested more than 5% of its total assets in illiquid securities. In addition, the Portfolio may not acquire any security other than: (i) a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets; and (ii) a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. "Daily liquid assets" includes: (i) cash; (ii) direct obligations of the U.S. government; (iii) securities that will mature (as determined without reference to any interest rate readjustments) or are subject to a demand feature that is exercisable and payable within one business day; or (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. "Weekly liquid assets" includes: (i) cash; (ii) direct obligations of the U.S. government; (iii) government securities issued by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity without provisions for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature (as determined without reference to any interest rate readjustments) or are subject to a demand feature that is exercisable and payable within five (5) business days; or (v) amounts receivable and due unconditionally within five (5) business days on pending sales of portfolio securities.

The MainStay VP U.S. Government Money Market Portfolio may hold cash for the purpose of stabilizing its NAV per share. Holdings of cash, on which no return is earned, tend to lower the yield on the Portfolio's shares. The MainStay VP U.S. Government Money Market Portfolio may also, consistent with the provisions of Rule 2a-7, invest in securities with a remaining maturity of more than 397 days, provided that the security is a variable or floating rate security that meets the guidelines of Rule 2a-7 with respect to maturity and otherwise allows the Portfolio to continue to qualify as a “government money market fund” under Rule 2a-7.

As a “government money market fund” under Rule 2a-7, the Portfolio is permitted to use the amortized cost method of valuation to seek to maintain a $1.00 share price.

4.	The following is added as the last paragraph of the section entitled “Purchase and Redemption of Shares”:

The Board has determined that, as a “government money market fund,” the MainStay VP U.S. Government Money Market Portfolio is not subject to liquidity fees and/or redemption gates on redemptions. The Board has reserved its ability to change this determination with respect to liquidity fees and/or redemption gates, but such change would become effective only after shareholders were provided with specific advance notice of the change.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.